The Nature of Expenses and Others (Tables)	12 Months Ended
Dec. 31, 2022
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Classification of Expenses by Nature

The classification of expenses by nature for the years ended December 31, 2020, 2021 and 2022 are as follows:

(In millions of won)
	2020		2021	2022
Changes in inventories	₩	(119,501)	(1,179,232)	477,457
Purchases of raw materials, merchandise and others		12,636,633	15,207,659	13,521,132
Depreciation and amortization		4,134,027	4,500,701	4,557,457
Outsourcing		988,899	776,755	1,096,681
Labor		2,866,055	3,795,943	3,669,275
Supplies and others		900,019	1,235,473	1,212,142
Utility		885,972	1,029,953	1,189,105
Fees and commissions		679,475	789,885	834,449
Shipping		184,105	345,204	276,253
Advertising		113,547	126,335	108,315
Warranty		309,113	216,873	251,395
Travel		61,520	59,519	66,428
Taxes and dues		141,669	141,131	144,038
Impairment loss on property, plant, and equipment		38,494	19,085	1,260,436
Impairment loss on intangible assets		79,593	29,488	136,372
Others		666,983	671,894	925,259
	₩	24,566,603	27,766,666	29,726,194

Total expenses consist of cost of sales, selling, administrative expenses, research and development expenses and other expenses, excluding foreign exchange differences.